Common Stock Equivalents Included In Calculation of Diluted Net Income (Loss) Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	20,445,061	20,334,703	0	0
Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	2,156,114	2,156,114
Series A-2 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	392,274	392,274
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	4,336,037	4,336,037
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	5,909,906	5,909,906
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	769,468	769,468
Series D-2 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	3,391,991	3,391,991
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	180,784	180,784
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents included in calculation of diluted net income (loss) per share	2,910,952	3,276,516